Document and Entity Information	Nov. 13, 2026
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001662774
Document Type	8-K
Document Period End Date	Nov. 13, 2026
Entity Registrant Name	IRULYA THERAPEUTICS INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38890
Entity Tax Identification Number	90-1024039
Entity Address, Address Line One	101 College Street
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	New Haven
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06510
City Area Code	(203)
Local Phone Number	208-8994
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	IRLA
Entity Emerging Growth Company	false